Convertible Notes - Summary of Issued Convertible Note Agreements - Dow Notes & Union Carbide Notes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Dow Notes [Member]
Debt Instrument [Line Items]
Long term debt	$ 2,340
Union Carbide Notes [Member]
Debt Instrument [Line Items]
Long term debt	$ 1,560
June 2021 [Member] | Dow Notes [Member]
Debt Instrument [Line Items]
Issue Date	June 2021
Long term debt	$ 300
Maturity Date	December 2022
June 2021 [Member] | Union Carbide Notes [Member]
Debt Instrument [Line Items]
Issue Date	June 2021
Long term debt	$ 200
Maturity Date	December 2022
September 2021 [Member] | Dow Notes [Member]
Debt Instrument [Line Items]
Issue Date	September 2021
Long term debt	$ 840
Maturity Date	December 2024
September 2021 [Member] | Union Carbide Notes [Member]
Debt Instrument [Line Items]
Issue Date	September 2021
Long term debt	$ 560
Maturity Date	December 2024
October 2021 [Member] | Dow Notes [Member]
Debt Instrument [Line Items]
Issue Date	October 2021
Long term debt	$ 240
Maturity Date	December 2024
October 2021 [Member] | Union Carbide Notes [Member]
Debt Instrument [Line Items]
Issue Date	October 2021
Long term debt	$ 160
Maturity Date	December 2024
November 2021 [Member] | Dow Notes [Member]
Debt Instrument [Line Items]
Issue Date	November 2021
Long term debt	$ 240
Maturity Date	December 2024
November 2021 [Member] | Union Carbide Notes [Member]
Debt Instrument [Line Items]
Issue Date	November 2021
Long term debt	$ 160
Maturity Date	December 2024
March 2022 [Member] | Dow Notes [Member]
Debt Instrument [Line Items]
Issue Date	March 2022
Long term debt	$ 120
Maturity Date	March 2024
March 2022 [Member] | Union Carbide Notes [Member]
Debt Instrument [Line Items]
Issue Date	March 2022
Long term debt	$ 80
Maturity Date	March 2024
April 2022 [Member] | Dow Notes [Member]
Debt Instrument [Line Items]
Issue Date	April 2022
Long term debt	$ 480
Maturity Date	April 2025
April 2022 [Member] | Union Carbide Notes [Member]
Debt Instrument [Line Items]
Issue Date	April 2022
Long term debt	$ 320
Maturity Date	April 2025
April 2022 [Member] | Dow Notes [Member]
Debt Instrument [Line Items]
Issue Date	April 2022
Long term debt	$ 120
Maturity Date	April 2025
April 2022 [Member] | Union Carbide Notes [Member]
Debt Instrument [Line Items]
Issue Date	April 2022
Long term debt	$ 80
Maturity Date	April 2025